Financial Instruments and Risks - Credit Risk Exposure (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Risks
Financial Assets, Book Value	R$ 28,517,010	R$ 5,140,011
Cash and cash equivalents
Financial Instruments and Risks
Financial Assets, Book Value	4,387,453	1,076,833
Financial investments
Financial Instruments and Risks
Financial Assets, Book Value	21,098,565	1,631,505
Trade accounts receivable
Financial Instruments and Risks
Financial Assets, Book Value	2,537,058	2,297,763
Derivative financial instruments
Financial Instruments and Risks
Financial Assets, Book Value	493,934	133,910
Credit risk
Financial Instruments and Risks
Financial Assets, Book Value	28,517,010	5,140,011
Credit risk | Cash and cash equivalents
Financial Instruments and Risks
Financial Assets, Book Value	4,387,453	1,076,833
Credit risk | Financial investments
Financial Instruments and Risks
Financial Assets, Book Value	21,098,565	1,631,505
Credit risk | Trade accounts receivable
Financial Instruments and Risks
Financial Assets, Book Value	2,537,058	2,297,763
Credit risk | Derivative financial instruments
Financial Instruments and Risks
Financial Assets, Book Value	R$ 493,934	R$ 133,910